Label	Element	Value
21Shares 2x Long Sui ETF | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(266.00%)
21Shares 2x Long Sui ETF | CDE SUI Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	199.90%